Fair Value Measurements - Additional Information (Detail)	Mar. 31, 2016 USD ($)
Forward Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value derivative contract	$ 0
Level 1 [Member] | Senior Unsecured Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	$ 329,100,000